Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Summary of Prepaid Expenses	Prepaid expenses consist of the following (in thousands):

	December 31,
	2025	2024
Prepaid research & development	$436	$2
Prepaid insurance	140	—

Total prepaid expenses	$576	$2

Schedule of Property and Equipment, Net Consists
Property and equipment, net consists of the following (in thousands):

	December 31,
	2025	2024
Construction-in-progress	$750	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	775	714
Less: accumulated depreciation	(25)	(25)

Property and equipment, net	$750	$689

Schedule of Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31,
	2025	2024
Accrued research & development	$30	$8
Accrued professional fees	236	2
Accrued compensation	469	—
Accrued other	4	25

Total accrued expenses	$739	$35